Commitments and Contingencies - Outstanding Financial Instruments Whose Contract Amounts Represent Credit Risk (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Loss Contingencies [Line Items]
Total commitments	$ 86,551	$ 76,981
Commitments to Extend Credit [Member]
Loss Contingencies [Line Items]
Total commitments	75,573	67,865
Credit Card Commitments [Member]
Loss Contingencies [Line Items]
Total commitments	8,754	8,016
Standby Letters of Credit [Member]
Loss Contingencies [Line Items]
Total commitments	$ 2,224	$ 1,100